Transfers of financial assets and variable interest entities (Details 6) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013	Jun. 30, 2012
VIE Disclosures
Average maturity of CP (in days)	21	27
Average maturity of conduit's assets (in years)	1.5	2.9
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	56,584	61,763	57,242	99,038
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,404	183,455	180,513	226,864
Trading assets	245,834	256,399	264,201	284,058
Investment securities	3,546	3,498	3,428	5,326
Other investments	11,628	12,022	12,084	12,773
Net loans	246,186	242,223	248,995	239,164
Premises and equipment	5,459	5,618	5,593	6,846
Loans held-for-sale	23,284	19,894	19,772	20,115
Other assets	72,986	72,912	72,204	77,513
Customer deposits	328,389	308,312	316,681	312,683
Trading liabilities	89,917	90,816	91,490	115,782
Short-term borrowings	20,976	18,641	24,657	19,184
Long-term debt	133,505	148,134	143,094	154,838
Other liabilities	56,117	57,637	56,870	62,259
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,592	1,750	1,934	1,324
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,336	117	0	118
Trading assets	3,850	4,697	3,962	6,053
Investment securities	175	23	20	34
Other investments	2,196	2,289	2,339	2,327
Net loans	4,566	6,053	5,465	6,611
Premises and equipment	561	581	565	609
Loans held-for-sale	11,389	10,505
Other assets	15,410	14,536	14,497	11,946
Total assets of consolidated VIEs	29,686	30,046
Customer deposits	167	247	164	175
Trading liabilities	106	125	111	1,256
Short-term borrowings	4,450	9,582	8,443	7,095
Long-term debt	15,450	14,532	14,508	13,860
Other liabilities	1,140	1,228	1,208	681
Total liabilities of consolidated VIEs	21,313	25,714
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,353	1,534
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,004	1,064
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	8,499	7,324
Other assets	8,541	7,369
Total assets of consolidated VIEs	10,898	9,967
Customer deposits	0	0
Trading liabilities	14	20
Short-term borrowings	0	0
Long-term debt	10,884	9,944
Other liabilities	25	45
Total liabilities of consolidated VIEs	10,923	10,009
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	2	27
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,336	117
Trading assets	57	196
Investment securities	175	23
Other investments	0	0
Net loans	2,671	4,360
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	1,495	1,637
Total assets of consolidated VIEs	5,736	6,360
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	4,440	5,776
Long-term debt	14	14
Other liabilities	7	6
Total liabilities of consolidated VIEs	4,461	5,796
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	4	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	35	14
Investment securities	0	0
Other investments	0	0
Net loans	825	859
Premises and equipment	0	0
Loans held-for-sale	2,823	3,110
Other assets	3,027	3,111
Total assets of consolidated VIEs	3,891	3,984
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	3,733	3,608
Other liabilities	78	97
Total liabilities of consolidated VIEs	3,811	3,705
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	154	125
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,935	1,861
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	4	4
Total assets of consolidated VIEs	2,093	1,990
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	10	3
Long-term debt	282	500
Other liabilities	10	7
Total liabilities of consolidated VIEs	302	510
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	53	44
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	616	565
Investment securities	0	0
Other investments	1,607	1,712
Net loans	538	405
Premises and equipment	494	509
Loans held-for-sale	67	71
Other assets	510	572
Total assets of consolidated VIEs	3,818	3,807
Customer deposits	0	0
Trading liabilities	7	4
Short-term borrowings	0	0
Long-term debt	97	38
Other liabilities	154	168
Total liabilities of consolidated VIEs	258	210
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	26	20
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	203	997
Investment securities	0	0
Other investments	589	577
Net loans	532	429
Premises and equipment	67	72
Loans held-for-sale	0	0
Other assets	1,833	1,843
Total assets of consolidated VIEs	3,250	3,938
Customer deposits	167	247
Trading liabilities	85	101
Short-term borrowings	0	3,803
Long-term debt	440	428
Other liabilities	866	905
Total liabilities of consolidated VIEs	1,558	5,484